SHAREHOLDERS' EQUITY (Schedule of Share Capital) (Details) ₪ in Thousands, $ in Thousands	Jun. 30, 2018 USD ($) shares	Jun. 30, 2018 ILS (₪) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 ILS (₪) shares
Number of Ordinary Shares
Authorized share capital | shares	250,000,000	250,000,000	250,000,000	250,000,000
Issued and paid-up share capital | shares	108,029,516	108,029,516	105,063,437	105,063,437
Issued and paid-up share capital | $	$ 2,919,910		$ 2,836,139
NIS [Member]
Number of Ordinary Shares
Authorized share capital | ₪		₪ 25,000,000		₪ 25,000,000
Issued and paid-up share capital | ₪		₪ 10,802,952		₪ 10,506,344